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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Investment Management, LLC
Address: 1007 Church Street, Suite 530
         Evanston, Illinois 60201

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sandra S. Martin
Title: Managing Director
Phone: 847/424-9124

Signature, Place, and Date of Signing:


/s/ Sandra S. Martin              Evanston, Illinois        February 7, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:       114313
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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FORM 13F
31-Dec-10

                                Title                                                                 Voting Authority
                                  of                Value   Shares/  Sh/  Put/  Invstmt    Other   ---------------------
Name of Issuer                  class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers   Sole   Shared   None
------------------------------  -----  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----
3M CO COMMON STOCK USD.01       COM    88579Y101      4078    47255  SH         Sole                22680          24575
ABBOTT LABORATORIES             COM    002824100      3238    67590  SH         Sole                36330          31260
ACCENTURE PLC                   COM    G1151C101      1552    32010  SH         Sole                               32010
ACE LTD                         COM    H0023R105       534     8575  SH         Sole                 8200            375
ADOBE SYSTEMS INC               COM    00724F101      4326   140562  SH         Sole                54470          86092
AMERICAN EXPRESS CO             COM    025816109      2529    58930  SH         Sole                45860          13070
APACHE CORP COMMON STOCK USD.6  COM    037411105      2585    21680  SH         Sole                16840           4840
APPLE INC                       COM    037833100      6851    21241  SH         Sole                 7560          13681
APPLIED MATERIALS INC COMMON S  COM    038222105      2015   143415  SH         Sole               115500          27915
AUTOMATIC DATA PROCESSING COMM  COM    053015103      3617    78149  SH         Sole                37720          40429
BECTON DICKINSON AND CO COMMON  COM    075887109      3838    45415  SH         Sole                22800          22615
BERKSHIRE HATHAWAY DEL CL A CO  COM    084670108       482        4  SH         Sole                                   4
BERKSHIRE HATHAWAY INC          COM    084670702      3983    49717  SH         Sole                21790          27927
BOC HONG KONG HOLDINGS LTD (HK  COM    Y0920U103        34    10000  SH         Sole                               10000
BRISTOL-MYERS SQUIBB CO         COM    110122108      1244    46990  SH         Sole                38640           8350
CHUBB CORP COM                  COM    171232101       286     4800  SH         Sole                                4800
CME GROUP INC COM               COM    12572Q105      1116     3468  SH         Sole                 2200           1268
COLGATE PALMOLIVE CO COMMON ST  COM    194162103      4403    54785  SH         Sole                24830          29955
COMCAST CORP NEW CL A           COM    20030N101       943    42900  SH         Sole                27800          15100
CONOCOPHILLIPS                  COM    20825C104      1106    16243  SH         Sole                 5400          10843
DARDEN RESTAURANTS INC COM      COM    237194105       938    20200  SH         Sole                13000           7200
DEVON ENERGY CORP NEW           COM    25179M103      4068    51810  SH         Sole                26260          25550
EXELON CORP COM                 COM    30161N101       958    23000  SH         Sole                14800           8200
EXXON MOBIL CORP                COM    30231G102      4519    61808  SH         Sole                29000          32808
FISERV INC COMMON STOCK USD.01  COM    337738108      4130    70520  SH         Sole                34560          35960
FREEPORT MCMORAN COPPER COMMON  COM    35671D857      1029     8570  SH         Sole                 6300           2270
GENERAL DYNAMICS CORP COM       COM    369550108      1937    27300  SH         Sole                22800           4500
GILEAD SCIENCES INC COMMON STO  COM    375558103      1263    34840  SH         Sole                31190           3650
HELMERICH + PAYNE COMMON STOCK  COM    423452101      3989    82290  SH         Sole                38190          44100
INTERNATIONAL BUSINESS MACHINE  COM    459200101      1049     7150  SH         Sole                 5840           1310
ITT CORP COMMON STOCK USD1.     COM    450911102      1831    35130  SH         Sole                21220          13910
JOHNSON + JOHNSON COMMON STOCK  COM    478160104      3817    61715  SH         Sole                27500          34215
KELLOGG CO COM USD0.25          COM    487836108       839    16425  SH         Sole                               16425
KIMBERLY CLARK CORP             COM    494368103       508     8065  SH         Sole                                8065
LABORATORY CORP OF AMERICA HLD  COM    50540R409       986    11220  SH         Sole                11220
MASTERCARD INC CLASS A COMMON   COM    57636Q104      5555    24787  SH         Sole                 9420          15367
NESTLE S A SPONSORED ADR REPST  ADR    641069406      2267    38589  SH         Sole                               38589
NESTLE SA (CHF)                 COM    H57312946       293     5000  SH         Sole                                5000
OMNICOM GROUP COMMON STOCK USD  COM    681919106      2202    48070  SH         Sole                40070           8000
PEPSICO INC COMMON STOCK USD.0  COM    713448108      3490    53425  SH         Sole                28150          25275
PROCTER + GAMBLE CO/THE COMMON  COM    742718109      4740    73677  SH         Sole                34230          39447
RIO TINTO PLC SPONSORED ADR     ADR    767204100       401     5600  SH         Sole                 5600
SINGAPORE TELECOMMUNICATIONS (  COM    Y79985209        33    14000  SH         Sole                               14000
STRYKER CORP COMMON STOCK USD.  COM    863667101      3918    72955  SH         Sole                35340          37615
SUNSHINE PCS CORP FRAC SHS      COM    JGH83P200         0    66000  SH         Sole                               66000
THERMO FISHER SCIENTIFIC INC C  COM    883556102      4021    72625  SH         Sole                37840          34785

UNITED TECHNOLOGIES CORP COM    COM    913017109      2062    26190  SH         Sole                19270           6920
VERISK ANALYTICS INC            COM    92345Y106      3802   111565  SH         Sole                50200          61365
VERIZON COMMUNICATIONS          COM    92343V104       356     9960  SH         Sole                                9960
VODAFONE GROUP PLC SPONSORED A  ADR    92857W209       550    20806  SH         Sole                18400           2406
REPORT SUMMARY                     50 DATA RECORDS  114313             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED